Label	Element	Value
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's objective is high current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 13 of the Fund's Prospectus, in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your Investment Professional. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 30 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by implementing a proprietary, rules-based “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.

The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that are included in one of the unmanaged, volatility weighted indexes maintained by Nasdaq Inc. (the “Nasdaq Victory Indexes”), in particular those Nasdaq Victory Indexes that are comprised of the highest dividend yielding stocks in different asset classes. The allocation to each Nasdaq Victory Index is equally weighted. Second, the Fund seeks to offset market risk by selling short an equal amount of high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or ETFs that track such indexes.

The Fund may also seek to offset the impact of changing relative values of the Fund's long positions and its short positions in equity index futures positions. The Fund may produce additional income by employing a rules-based strategy selling put or call options on the S&P 500® Index, investing long in futures positions in the NASDAQ 100 Index and short futures positions in the S&P 500® Index, taking long or short futures positions in the CBOE Volatility Index (also known as the "VIX", an index widely used as a measure of market risk), as well as other equity and bond futures, or by using similar options strategies the Adviser deems appropriate and necessary.

As an alternative to investing directly in the equity securities included in the Nasdaq Victory Indexes, the Fund can invest in them indirectly by investing in one or more investment companies (including exchange-traded funds (“ETFs”)) advised by the Adviser that are designed to track the Nasdaq Victory Indexes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Derivatives Risk – Derivative instruments and strategies, including futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

  Futures Contracts Risk – The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Hedging Risk – Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
  Leverage Risk – Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
  Put Option Risk – When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
  Sold Options/Short Position Risk – The Fund will incur a loss as a result of a sold option or a short position if the price of the sold option or short position instrument increases in value between the date the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

  Foreign Securities Risk – Foreign securities (including ADRs and GDRs) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
  Investment Company Risk – An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
  Management Risk – The portfolio manager may not execute the Fund's principal investment strategy effectively.
  Smaller Capitalization Stock Risk – Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
  Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return of the Fund's Class A shares as of September 30, 2018 was 2.37%.
Highest Quarter	3.27% (quarter ended March 31, 2016)
Lowest Quarter	-2.20% (quarter ended June 30, 2013)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2017)
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | FTSE 3 Month U.S. Treasury Bill Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2012
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 647
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,148
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,888
Annual Return 2013	rr_AnnualReturn2013	(3.01%)
Annual Return 2014	rr_AnnualReturn2014	1.22%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	3.99%
Annual Return 2017	rr_AnnualReturn2017	6.78%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2012
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)	[1]
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%	[1]
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,770
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,770
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2012
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,267
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2012

[1]	Inception date of the Fund is November 20, 2012.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[3]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.75%, 1.50% and 0.40% of the Fund's Class A, Class C and Class I shares, respectively, through at least October 31, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	Applies to shares sold within 12 months of purchase.